Statements of Convertible Preferred Stock and Changes in Stockholders' Equity (Deficit) (FY) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated [Member]	Deficit Accumulated [Member] Convertible Preferred Stock - Series C [Member]	Deficit Accumulated [Member] Convertible Preferred Stock - Series C-1 [Member]	Deficit Accumulated [Member] Convertible Preferred Stock - Series C-2 [Member]	Total	Convertible Preferred Stock [Member]	Convertible Preferred Stock - Series C [Member]	Convertible Preferred Stock - Series C-1 [Member]	Convertible Preferred Stock - Series C-2 [Member]
Balance at Dec. 31, 2014								$ 36,788,409
Balance (in shares) at Dec. 31, 2014								11,895,755
Increase (Decrease) in Convertible Preferred Stock [Roll Forward]
Issuance of Preferred Stock, net of issuance costs											$ 52,217,328
Issuance of Preferred Stock, net of issuance costs (in shares)											12,043,006
Other								$ 2,130
Dividend Preferred Stock									$ 1,101,926	$ 1,008,346	$ 2,246,136
Conversion of Preferred Stock to Common Stock upon initial public offering								$ (93,364,275)
Conversion of Preferred Stock to Common Stock upon initial public offering (in shares)								(23,938,761)
Balance at Dec. 31, 2015								$ 0
Balance (in shares) at Dec. 31, 2015								0
Balance at Dec. 31, 2014	$ 770	$ 1,984,399	$ (29,818,916)				$ (27,833,747)
Balance (in shares) at Dec. 31, 2014	1,688,475
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense	$ 0	2,899,304	0				2,899,304
Dividend, Preferred Stock				$ (1,101,926)	$ (1,008,346)	$ (2,246,136)			$ (1,101,926)	$ (1,008,346)	$ (2,246,136)
Conversion of Preferred Stock to Common Stock upon initial public offering	$ 6,127	93,358,148	0				93,364,275
Conversion of Preferred Stock to Common Stock upon initial public offering (in shares)	18,566,856
Issuance of common stock, net of issuance costs	$ 2,776	82,752,836	0				82,755,612
Issuance of common stock, net of issuance costs (in shares)	8,412,423
Conversion of Preferred Stock Warrant to Common Stock Warrant	$ 0	3,726,043	0				3,726,043
Issuance of common stock from exercise of stock options	$ 1	1,093	0				1,094
Issuance of common stock from exercise of stock options (in shares)	4,753
Issuance of common stock from exercise of warrants	$ 46	(46)	0				0
Issuance of common stock from exercise of warrants (in shares)	138,338
Net loss	$ 0	0	(28,078,646)				(28,078,646)
Balance at Dec. 31, 2015	$ 9,720	184,721,777	(62,253,970)				122,477,527
Balance (in shares) at Dec. 31, 2015	28,810,845
Balance at Dec. 31, 2016								$ 0
Balance (in shares) at Dec. 31, 2016								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense	$ 0	5,305,070	0				5,305,070
Issuance of common stock from exercise of stock options	$ 21	293,967	0				293,988
Issuance of common stock from exercise of stock options (in shares)	63,639
Issuance of common stock from exercise of warrants	$ 15	20,955	0				$ 20,970
Issuance of common stock from exercise of warrants (in shares)	44,032						44,032
Net loss	$ 0	0	(38,820,998)				$ (38,820,998)
Balance at Dec. 31, 2016	$ 9,756	190,341,769	(101,074,968)				89,276,557
Balance (in shares) at Dec. 31, 2016	28,918,516
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative-effect of new share-based compensation guidance | ASU 2016 - 09 [Member]	$ 0	13,588	(13,588)				0
Balance at Dec. 31, 2017								$ 0
Balance (in shares) at Dec. 31, 2017								0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock based compensation expense	0	6,182,841	0				6,182,841
Issuance of common stock, net of issuance costs	$ 594	17,382,349	0				17,382,943
Issuance of common stock, net of issuance costs (in shares)	1,800,000
Issuance of common stock from exercise of stock options	$ 12	118,176	0				118,188
Issuance of common stock from exercise of stock options (in shares)	35,366
Issuance of common stock from exercise of warrants	$ 31	53,118	0				$ 53,149
Issuance of common stock from exercise of warrants (in shares)	94,200						94,200
Issuance of common stock from 401K match	$ 7	217,529	0				$ 217,536
Issuance of common stock from 401K match (in shares)	21,123
Net loss	$ 0	0	(50,859,803)				(50,859,803)
Balance at Dec. 31, 2017	$ 10,400	$ 214,309,370	$ (151,948,359)				62,371,411
Balance (in shares) at Dec. 31, 2017	30,869,205
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss							(37,782,906)
Balance at Sep. 30, 2018							$ 30,984,834